Exhibit 99.1 Schedule 2

	Credit Only Extract
	Run Date - 11/1/2023 2:08:55 PM
	Loan Details																											Approval Details									Property/Valuation Details							Borrower Details															Credit Report																																																				Employment/Income																																					Grades/Stipulations
ID	AMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Origination Channel	Purpose	Refi purpose	Occupancy	Amortization Type	Lender Name	Original HLTV	Original HCLTV	Original LTV	Original CLTV	Lien Position	Balloon Flag	Loan Type	Original Loan Amount	Original Interest Rate	Original P&I	Original Term	Note Date	Maturity Date	First Payment Date	Front End DTI	DTI	Total Number of Borrowers	Originator Loan Designation	Renstated Originator Loan Designation	Due Diligence Loan Designation	Decision System	Rating/Result	Specialized Loan Program	Doc Type	Guidelines	Agency Salable	Address Street	City	County	State	Zip	Property Type	Number of Units	Borrower First Name	Borrower Last Name	Borrower Suffix	Borrower SSN	Coborrower First Name	Coborrower Last Name	Coborrower SSN	Borrower Citizenship	Borrower Ethnicity	Borrower Age	Borrower FTHB	Coborrower Citizenship	Coborrower Ethnicity	Coborrower Age	Coborrower FTHB	Borrower Original Credit Report Date	Borrower Original Experian	Borrower Original Equifax	Borrower Original Transunion	Borrower Original Representative	Coborrower Original Credit Report Date	Coborrower Original Experian	Coborrower Original Equifax	Coborrower Original Transunion	Coborrower Original Representative	Total Liabilities	Borrower Total Liabilities	Borrower Total Liabilities Monthly	Borrower Bankruptcy Flag	Borrower Foreclosure Flag	Borrower Public Record Type	Borrower Credit 30	Borrower Credit 30 Time Period	Borrower Credit 60	Borrower Credit 60 Time Period	Borrower Credit 90	Borrower Credit 90 Time Period	Borrower Housing 30	Borrower Housing 30 Time Period	Borrower Housing 60	Borrower Housing 60 Time Period	Borrower Housing 90	Borrower Housing 90 Time Period	Borrower Open Tradelines	Borrower Max Tradeline	Borrower Age of Oldest Tradeline	Borrower Credit Ratio	Coborrower Total Liabilities	Coborrower Total Liabilities Monthly	Coborrower Bankruptcy Flag	Coborrower Foreclosure Flag	Coborrower Credit 30	Coborrower Credit 30 Time Period	Coborrower Credit 60	Coborrower Credit 60 Time Period	Coborrower Credit 90	Coborrower Credit 90 Time Period	Coborrower Housing 30	Coborrower Housing 30 Time Period	Coborrower Housing 60	Coborrower Housing 60 Time Period	Coborrower Housing 90	Coborrower Housing 90 Time Period	Coborrower Open Tradelines	Coborrower Max Tradeline	Coborrower Age of Oldest Tradeline	Coborrower Credit Ratio	Total Assets	Total Liquid Assets	Is Any Borrower Currently Self Employed	Borrower Employer Name	Borrower Employment Type	Borrower Wage Income	Borrower Bonus Income	Borrower Overtime Income	Borrower Commission Income	Borrower Other Income	Borrower Total Qualifying Income	Borrower Self Employed	Borrower Years in Field	Borrower Years on Job	Borrower Employment Verification Level	Borrower Income Verification Level	Borrower Asset Verification Level	Borrower Total Assets	Available for Reserves	Include Cash Out Proceeds in Reserves	Borrower Total Liquid Assets	Coborrower Employer Name	Coborrower Employment Type	Coborrower Wage Income	Coborrower Bonus Income	Coborrower Overtime Income	Coborrower Commission Income	Coborrower Other Income	Coborrower Total Qualifying Income	Coborrower Self Employed	Coborrower Years in Field	Coborrower Years on Job	Coborrower Employment Verification Level	Coborrower Income Verification Level	Coborrower Asset Verification Level	Coborrower Total Assets	Coborrower Total Liquid Assets	Overall Grade	Credit Exceptions	Cleared Credit Exceptions	Cured Credit Exceptions	Waived Credit Exceptions	Unable To Clear Credit Exceptions
900000505	xx	xx	xx	Broker	Refinance	Cash-out - Other	Investment	Fixed	XXXX	75.000%	75.000%	75.000%	75.000%	1	No	Conventional without MI	XXXX	5.500%	$2,148.44	480	XXXX	XXXX	XXXX	2	Full	Sprout Sales guide 03/18/2021	XXXX	XXXX	XXXX	NY	XXXX	2 Family	2	XXXX	XXXX	XXXX	11/16/2021	No	No	0	$20,099.97	$20,099.97	$0.00	0	Level 1-Not Stated/Not Verified	$20,099.97	No	2	***There are red flags on the fraud report that have not been addressed

***Credit Exception:: Lender condition: Proof mortgage on subject is 0x30x24. Credit supplemental report DLA of 5/2021. Requires proof of satisfactory payments to 12/2021.

***Credit Exception:: Cash out refinance. No UDCP score provided. Appraisal to be reviewed by Lender

***Missing Document: Background Check not provided

***Missing Document: Certificate of Good Standing not provided: Certificate of Good Standing states that the Statement Status is past due.

***Missing Document: Fraud Report not provided: Fraud Report provided is dated 07/14/21 which is >90 days from Note date.

***Missing Document: Account Statements - Personal not provided: Missing statement from Chase Account #XXXX.

***Missing Document: Closing Protection Letter not provided: Property is in New York. Lender guidelines not met to verify E&O insurance.

***Missing Document: Desk Review not provided	***Guideline Requirement: Representative FICO score discrepancy.: Does not meet the Maximum LTV and FICO from the 4/5/21 guidelines.

***Missing Document: Evidence Lease Payments have cleared not provided: Lender Exception approved to allow subject property rental income based off leases with proof of rental deposits on 4 months of bank statements with varying rental deposit amunts.

																																																																																																																																																								***Borrower does not own current residence and thus casts doubt on business purpose of loan.: Lender Exception approved to allow no primary housing history.
900000508	xx	xx	xx	Broker	Refinance	Cash-out - Other	Investment	Fixed	XXXX	70.000%	70.000%	70.000%	70.000%	1	No	Conventional without MI	XXXX	5.400%	$707.53	360	XXXX	XXXX	XXXX	1	Full	Sprout Sales Guide 10/12/2021	XXXX	XXXX	XXXX	NY	XXXX	Single Family Detached	1	XXXX	XXXX	XXXX	US Citizen	29	No	12/21/2021	675	757	690	690	No	No	21	$84,906.48	$84,906.48	$0.00	0	Level 4-Stated/Verified as defined	$84,906.48	$84,906.48	No	$84,906.48	2	***Missing Document: Appraisal not provided

***Missing Document: Business Purpose Certificate not provided

***FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.

***There is no lease in place for the subject property and the absence of this document casts doubt on business purpose of loan.: Missing Lease Agreement and Appraisal.

***Guideline Issue:Insufficient asset documentation.: Missing 2 consecutive months for account #XXXX. Only November 2021 is provided.	***Verification of housing pay history is required.: Borrower has no verified housing history. Borrowe lives rent free for the past 2 years with spouse who is the sole leasor on rent/lease agreement. Borrowers without
																																																																																																																																																								mortgage or rental housing history including borrowers living rent free are not eligible but will be considered on an exception basis. Lender's Exception Approval is in file.
900000492	xx	xx	xx		Broker	Purchase		Primary	Fixed	XXXX	90.000%	90.000%	90.000%	90.000%	1	No	Conventional without MI	XXXX	5.812%	$5,049.71	360	XXXX	XXXX	XXXX	36.295%	43.670%	1	Non QM		Non QM	None			Alt	Sprout Sales Guide - November 9, 2021	No	XXXX	XXXX	XXXX	IL	XXXX	PUD	1	XXXX	XXXX		XXXX				US Citizen		37	No					12/02/2021	714	714	793	714						$28,078.00	$28,078.00	$1,488.00	Yes	No	Public Record: Bankruptcy, Account Status: Discharged, Balance: $0.00													3	$24,660.00	40	2.438%																					$252,242.60	$232,242.60	Yes	XXXX	Employment	$0.00					$20,174.92	Yes	3	2.58	Level 3-Stated/Verified as defined	Level 3-Stated/Partially Verified	Level 4-Stated/Verified as defined	$252,242.60	$127,123.23	No	$232,242.60																	2				***Credit Exception:: Allow no primary housing history due to borrower living rent free with his non-borrowing spouse (property was purchased prior to being married and is solely owned by spouse), for over 6.5 years vs program requirement that borrowers living rent free are allowed, if they are living with a relative and provide an LOE from the relative confirming no monthly obligation for primary and second homes with a maximum of 80% LTV, maximum 45% DTI, and a 10% minimum buyer's contribution of their own funds. Lender Approve exception.
900000494	xx	xx	xx		Broker	Purchase		Investment	Fixed	XXXX	75.000%	75.000%	75.000%	75.000%	1	No	Conventional without MI	XXXX	5.950%	$2,324.22	480	XXXX	XXXX	XXXX			1							Full	Sprout Sales Guide 01/20/2022 I-14 Calculation		XXXX	XXXX	XXXX	NY	XXXX	Single Family Detached	1	XXXX	XXXX		XXXX				US Citizen		81	No					11/27/2021	822	802	809	809									No	No														4																								$278,925.43	$217,025.43				$0.00								0			Level 4-Stated/Verified as defined	$278,925.43	$36,025.43	No	$217,025.43																	2		***Missing Document: Approval not provided		***Verification of housing pay history is required.: Missing verified housing history. XXXX, NY 19 year owned primary residence is not documented as owned free and clear.
900000471	xx	xx	xx		Broker	Purchase		Investment	Fixed	XXXX	80.000%	80.000%	80.000%	80.000%	1	No	Conventional without MI	XXXX	7.152%	$6,436.80	480	XXXX	XXXX	XXXX	9.773%	27.518%	1	Non QM		N/A	None			Alt	Sprout Sales Guide 01/20/2022	No	XXXX	XXXX	XXXX	CA	XXXX	Single Family Detached	1	XXXX	XXXX		XXXX				US Citizen		46	No					02/16/2022	739	789	762	762						$12,126.00	$12,126.00	$675.00	No	No														6	$5,299.00	99	18.358%																					$1,242,845.88	$1,202,345.88	Yes	XXXX	Employment	$0.00					$100,078.21	Yes	13.3	3.26	Level 3-Stated/Verified as defined	Level 3-Stated/Partially Verified	Level 4-Stated/Verified as defined	$1,242,845.88	$946,160.22	No	$1,202,345.88																	2		***REO Documents are missing.: Missing statement for property addresses XXXX, CA and XXXX, CA.
900000491	xx	xx	xx	Retail	Purchase	Primary	Fixed	XXXX	90.000%	90.000%	90.000%	90.000%	1	No	Conventional without MI	XXXX	5.787%	$1,397.43	360	XXXX	XXXX	XXXX	11.098%	17.001%	1	Non QM	Non QM	None	Alt	Sprout Sales Guide - November 9, 2021	No	XXXX	XXXX	XXXX	LA	XXXX	Single Family Detached	1	XXXX	XXXX	XXXX	US Citizen	49	No	01/11/2022	705	736	729	729	$39,254.00	$39,254.00	$947.89	No	No	9	$18,989.00	72	42.059%	$52,651.64	$12,651.64	Yes	XXXX	Employment	$0.00	$16,142.02	Yes	3.03	3.03	Level 3-Stated/Verified as defined	Level 2-Stated/Not Verified	Level 4-Stated/Verified as defined	$52,651.64	$12,560.15	No	$12,651.64	2	***Income Docs Missing:: Missing verification of employment or third party document to verify length of employment for borrower.

																																																																																																																																																						***Missing Document: Approval not provided: Lender's Conditional Approval missing.		***Credit Exception:: Allow no rental history due to borrower is living in trailer of work vehicles that he owns (paid off in full) which has custom sleeper including functioning bathroom and convection oven vs program restriction that borrowers without mortgage or rental history, including borrowers living rent-free, are not eligible but will be considered on an exception basis
900000479	xx	xx	xx	Retail	Purchase	Investment	ARM	XXXX	80.000%	80.000%	80.000%	80.000%	1	No	Conventional without MI	XXXX	7.525%	$627.08	480	XXXX	XXXX	XXXX	2	Full	Sprout Sales Guide 01/20/2022	XXXX	XXXX	XXXX	MA	XXXX	Single Family Detached	1	XXXX	XXXX	XXXX	01/28/2022	No	No	0	$211,737.99	$211,737.99	$0.00	0	Level 1-Not Stated/Not Verified	$182,724.43	No	2	***Missing Document: Approval not provided	***Verification of housing pay history is required.: Borrower has no verified housing history. Borrower lives rent free at XXXX primary residence. t. Borrowers without mortgage or rental housing history including borrowers living rent free are not eligible but will be considered on an exception basis. Lender's Exception Approval is in file.

																																																																																																																																																								***Borrower does not own current residence and thus casts doubt on business purpose of loan.: Borrower has no verified housing history. Borrower lives rent free at XXXX primary residence. t. Borrowers without mortgage or rental housing history including borrowers living rent free are not eligible but will be considered on an exception basis. Lender's Exception Approval is in file.
900000475	xx	xx	xx	Retail	Purchase	Investment	Fixed	XXXX	80.000%	80.000%	80.000%	80.000%	1	No	Conventional without MI	XXXX	6.975%	$3,928.66	360	XXXX	XXXX	XXXX	2	Full	Sprout Sales Guide - November 9, 2021	XXXX	XXXX	XXXX	GA	XXXX	Mixed Use	6	XXXX	XXXX	XXXX	03/25/2022	No	No	0	$219,188.69	$219,188.69	$0.00	0	Level 4-Stated/Verified as defined	$7,400.00	$59,741.29	No	$7,400.00	2	***Missing Document: Flood Insurance Policy not provided

***Flood Insurance Error: Insurance premium was not provided.

***Missing Document: Source of Funds/Deposit not provided

***Missing Document: Donor Check not provided: Missing verification of receipt of donor funds.

***Guideline Issue:Insufficient asset documentation.: One month current bank statement for Acct #XXXX provided. Guidelines require 2 months consecutive recent statements.

***Credit Exception:: No FNMA-CU or FHLMC-LCA provided, a CDA is required.

																																																																																																																																																						***Credit Exception:: Borrower is an LLC. The Borrower name on the Note is missing the letters LLC.		***Credit Exception:: Lender Exception approved to allow 3 story, 6-unit mixed use property with a total of XXXXsq. of which, the two first-floor commercial spaces comprise 36.60% (XXXX sq. ft) of the total square footage vs. program requirement that for the properties of 3 or more stories, the maximum portion of the property's square footage that may be commercial use is 35.00% (or XXXXsq. ft.).
900000482	xx	xx	xx	Broker	Purchase	Primary	Fixed	XXXX	75.000%	75.000%	75.000%	75.000%	1	No	Conventional without MI	XXXX	6.823%	$20,682.22	480	XXXX	XXXX	XXXX	43.862%	49.267%	1	Non QM	Non QM	None	Alt	Sprout Sales guide 04/25/2022	No	XXXX	XXXX	XXXX	FL	XXXX	PUD	1	XXXX	XXXX	XXXX	US Citizen	29	No	03/08/2022	735	782	749	749	$64,461.43	$64,461.43	$1,149.41	No	No	5	$31,783.00	99	28.937%	$1,757,991.21	$1,157,991.21	Yes	XXXX	Employment	$0.00	$59,850.98	Yes	6.38	6.38	Level 3-Stated/Verified as defined	Level 3-Stated/Partially Verified	Level 4-Stated/Verified as defined	$1,757,991.21	$492,324.80	No	$1,157,991.21	1	***Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Twelve month Bank statement program used to qualify, however account statements for the months, 5/31/2021-1/31/2022, and 4/30/2022 were not provided .

***Credit Exception:: Housing history verified is less than 12 months required per guidelines

***Credit Exception:: Twelve month Bank statement program used to qualify, however account statements for the months, 5/31/2021-1/31/2022, and 4/30/2022 were not provided

***Insufficient Coverage: Hazard insurance coverage amount is insufficient.: Current coverage is insufficient by $927,900 based on policy. File does not contain a Replacement Cost Estimator for review.

***Missing Document: Cancelled Check(s) not provided: The file is missing evidence the $100,000 Earnest Money Deposit.

																																																																																																																																																						***Missing Document: Cancelled Check(s) not provided: The file is missing evidence of the $500,000 Earnest Money Deposit.
900000452	xx	xx	xx		Broker	Refinance	Cash-out - Other	Primary	Fixed	XXXX	75.000%	75.000%	75.000%	75.000%	1	No	Conventional without MI	XXXX	8.355%	$6,005.16	480	XXXX	XXXX	XXXX	13.948%	13.948%	2	Non QM		Non QM	None			Alt	Sprout Sales guide 04/25/2022	No	XXXX	XXXX	XXXX	WA	XXXX	Single Family Detached	1	XXXX	XXXX		XXXX	XXXX	XXXX	XXXX	US Citizen		48	No	US Citizen		44	No	03/01/2022	702	690	680	690	03/01/2022	695	649	680	680	$98,537.00	$49,998.00	$950.00	No	No														6	$24,374.00	99	80.081%	$60,979.00	$870.00	No	No													3	$48,539.00	99	94.434	$113,007.84	$113,007.84	Yes	XXXX	Employment	$0.00					$26,812.25	Yes	11.11	3.46	Level 3-Stated/Verified as defined	Level 3-Stated/Partially Verified	Level 4-Stated/Verified as defined	$113,007.84	$263,710.37	Yes	$113,007.84	XXXX	Employment	$0.00					$26,812.25	Yes	11.11	3.46	Level 3-Stated/Verified as defined	Level 3-Stated/Partially Verified	Level 4-Stated/Verified as defined	$113,007.84	$113,007.84	2				***Credit Exception:: Allow 12 months of cancelled checks with 6 months of consistent mortgage payments from 10/2021 thru 03/2022 ( checks deposited: 10/07/21, 11/03/21, 12/03/21, 01/04/22 & 03/01/22) and six months of sporadic mortgage payments due to when the mortgage checks were cashed (checks deposited: 03/23/21, 06/02/21, 06/02/21, 07/28/21, 09/17/21 and 09/17/21) vs program requirement of maximum permitted delinquency is 1x30x12 with 0x30 in in the last 6 months from Note Date
900000465	xx	xx	xx		Broker	Purchase		Primary	Fixed	XXXX	90.000%	90.000%	90.000%	90.000%	1	No	Conventional without MI	XXXX	7.635%	$5,227.96	360	XXXX	XXXX	XXXX	35.728%	45.609%	2	Non QM		Non QM	None			Full	Sprout Sales guide 04/25/2022	No	XXXX	XXXX	XXXX	FL	XXXX	Single Family Detached	1	XXXX	XXXX		XXXX	XXXX	XXXX	XXXX	US Citizen		49	Yes	US Citizen		49	Yes	04/08/2022	717	705	680	705	04/08/2022	747	749	733	747	$74,611.00	$73,858.00	$1,570.00	No	No														5	$64,740.00	40	26.525%	$65,493.00	$1,347.00	No	No													5	$64,740.00	56	9.472	$161,291.44	$131,291.44	Yes	XXXX	Employment	$9,870.72					$12,305.80	No	20	9.64	Level 3-Stated/Verified as defined	Level 3-Stated/Partially Verified	Level 4-Stated/Verified as defined	$141,098.77	$59,091.18	No	$111,098.77	XXXX	Employment	$4,181.18					$4,181.18	No	20	9.64	Level 3-Stated/Verified as defined	Level 5-Stated/Verified as defined	Level 4-Stated/Verified as defined	$161,291.44	$131,291.44	1		***Income Docs Missing: ***Missing Document: Approval not provided
900000500	xx	xx	xx	xx	Retail	Purchase		Second Home	Fixed	XXXX	80.000%	80.000%	80.000%	80.000%	1	No	Conventional without MI	XXXX	5.625%	$10,361.82	360	XXXX	XXXX	XXXX	15.731%	42.094%	2	Non QM		Non QM	None			Alt	GS Non-QM Underwriting Guidelines 01.12.22	No	XXXX	XXXX	XXXX	MT	XXXX	Condo (Low Rise)	1	XXXX	XXXX		XXXX	XXXX	XXXX	XXXX	US Citizen		41	No	US Citizen		39	No	04/01/2022	773	766	730	766	04/01/2022	0	709	709	709	$211,748.00	$125,656.00	$2,556.00	No	No														3	$100,244.00	82	41.320%	$86,092.00	$1,450.00	No	No													2	$72,064.00	82	26.925	$970,489.25	$781,653.09	Yes	XXXX	Employment	$0.00					$62,221.45	Yes	10	6.75	Level 3-Stated/Verified as defined	Level 3-Stated/Partially Verified	Level 4-Stated/Verified as defined	$527,322.62	$486,561.81	No	$527,322.62		Not Employed	$0.00						No		0	Level 1-Not Stated/Not Verified	Level 1-Not Stated/Not Verified	Level 4-Stated/Verified as defined	$443,166.63	$254,330.47	1
900000493	xx	xx	xx	Retail	Purchase	Primary	Fixed	XXXX	85.000%	85.000%	85.000%	85.000%	1	No	Conventional without MI	XXXX	5.812%	$5,493.29	360	XXXX	XXXX	XXXX	26.806%	35.293%	1	Non QM	Non QM	None	Alt	Sprout Sales Guide 01/20/2022	No	XXXX	XXXX	XXXX	CA	XXXX	Single Family Detached	1	XXXX	XXXX	XXXX	US Citizen	65	No	02/01/2022	694	790	709	709	$36,586.00	$36,586.00	$729.00	No	No	1	$36,586.00	16	$244,743.87	$234,743.87	Yes	XXXX	Employment	$0.00	$25,757.00	Yes	29.01	29.01	Level 3-Stated/Verified as defined	Level 3-Stated/Partially Verified	Level 4-Stated/Verified as defined	$244,743.87	$52,718.58	No	$234,743.87	1	***REO Documents are missing.: Missing mortgage statement for XXXX

***Guideline Issue:Insufficient asset documentation.: Missing 2 months bank statements for checking account ending in -XXXX

***Missing Document: Account Statements - Personal not provided: Missing 2 months bank statements for checking account ending in -XXXX.

																																																																																																																																																						***Missing Document: Compliance Report (Mavent, ComplianceEase, etc.) not provided: Mavent Compliance report missing
900000495	xx	xx	xx		Broker	Purchase		Second Home	Fixed	XXXX	80.000%	80.000%	80.000%	80.000%	1	No	Conventional without MI	XXXX	5.750%	$6,816.13	360	XXXX	XXXX	XXXX	9.145%	46.429%	2	Non QM		Non QM	None			Full	FGMC - Champion Classic Product Guide 03.01.22	No	XXXX	XXXX	XXXX	AZ	XXXX	Single Family Detached	1	XXXX	XXXX		XXXX	XXXX	XXXX	XXXX	US Citizen		49	No	US Citizen		53	No	03/26/2022	777	785	723	777	03/26/2022	757	797	784	784	$144,681.00	$29,558.00	$1,052.00	No	No														9	$20,932.00	99	9.730%	$136,128.00	$2,796.00	No	No													6	$71,971.00	99	0.217	$819,855.12	$804,855.12	Yes	XXXX	Employment	$0.00					$14,600.29	Yes	20	13.97	Level 3-Stated/Verified as defined	Level 5-Stated/Verified as defined	Level 4-Stated/Verified as defined	$496,218.71	$515,187.09	No	$481,218.71	XXXX	Employment	$12,041.66	$2,643.83				$14,685.49	No	25	13.82	Level 3-Stated/Verified as defined	Level 5-Stated/Verified as defined	Level 4-Stated/Verified as defined	$323,636.41	$323,636.41	1
900000513	xx	xx	xx	Retail	Purchase	Investment	Fixed	XXXX	80.000%	80.000%	80.000%	80.000%	1	No	Conventional without MI	XXXX	4.200%	$4,753.25	360	XXXX	XXXX	XXXX	2	DSCR	Sharestates - DSCR Guidelines eff 10.2021	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	08/09/2021	No	No	$361,226.53	$361,226.53	$0.00	0	Level 1-Not Stated/Not Verified	$84,689.93	No	1	***Missing Document: Purchase Agreement / Sales Contract not provided

***Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.: Missing appraisal and comparable rent schedule for Caboto and Mommack.

***Possible FIRREA violation, appraisal is not complete and may not offer substantial backing for value.: Appraisal is missing

***FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: The property is located in a FEMA disaster area.  Provide a post-disaster inspection verifying there was no damage.  Note: the disaster end date has been identified as XXXX.  The inspection must include exterior photos and the property must be re-inspected on or after the declared end date.

																																																																																																																																																						***Missing Document: Appraisal not provided
900000514	xx	xx	xx	Retail	Refinance	Cash-out - Other	Investment	Fixed	XXXX	74.849%	74.849%	74.849%	74.849%	1	No	Conventional without MI	XXXX	4.300%	$4,904.18	360	XXXX	XXXX	XXXX	9	DSCR	Sharestates - DSCR Guidelines eff 12.2021	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	10/26/2021	No	No	$240,215.37	$240,215.37	$0.00	0	Level 2-Stated/Not Verified	$762,379.68	Yes	1	***Background check is missing.: The file is missing the background check for the guarantor, XXXX.

***Missing Document: Tax Certificate not provided: The file is missing the tax certificate for XXXX

***Missing Document: Flood Certificate not provided: The file is missing the flood certificate for XXXX

***Missing Document: Tax Certificate not provided: The file is missing the tax certificate for XXXX

***Missing Document: Flood Certificate not provided: The file is missing the flood certificate for XXXX

***Missing Document: Tax Certificate not provided: The file is missing the tax certificate for XXXX

***Missing Document: Flood Certificate not provided: The file is missing the flood certificate for XXXX

***Missing Document: Tax Certificate not provided: The file is missing the tax certificate for for XXXX

***Missing Document: Flood Certificate not provided: The file is missing the flood certificate for XXXX

***Missing Document: Lease Agreement not provided: The file is missing the lease agreement for XXXX

***Missing Document: Tax Certificate not provided: The file is missing the tax certificate for XXXX

***Missing Document: Flood Certificate not provided: The file is missing the flood certificate for XXXX

***Missing Document: Tax Certificate not provided: The file is missing the tax certification for XXXX

***Missing Document: Flood Certificate not provided: The file is missing the flood certificate of XXXX

***Missing Document: Lease Agreement not provided: The file is missing a copy of the lease agreement for XXXX

***OFAC was not checked and required per guidelines.: The file is missing verification the OFAC was check for the guarantor, XXXX.

***Missing Document: Tax Certificate not provided: The file is missing the tax certificate for  XXXX

***Missing Document: Flood Certificate not provided: The file is missing the flood certificate for  XXXX

***Missing Document: Employer Identification Number (EIN) not provided: The file is missing the certificate of good standing for XXXX, XXXX,XXXX, XXXX, XXXX, and XXXX

																																																																																																																																																						***Missing Document: Certificate of Good Standing not provided: The file is missing the certificate of good standing for XXXX, XXXX, XXXX, XXXX, XXXX, and XXXX.